GOODWILL (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Goodwill 1	$ 2,778,979
Goodwill 2	2.00%
Goodwill 3	11.00%
Goodwill 4	8.83%
Goodwill 5	$ 26,832,255